UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-3814

Reserve New York Tax-Exempt Trust
(Exact name of registrant as specified in charter)

The Reserve 1250 Broadway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)

Edmund P. Bergan Jr., Esq. The Reserve 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-401-5500

Date of fiscal year end:	May 31st

Date of reporting period:	Quarter Ended February 28, 2007

Item 1.                                   Schedule of Investments

RESERVE NEW YORK TAX-EXEMPT TRUST - NEW YORK TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2007 (Unaudited)

Principal
Amount	TAX-EXEMPT OBLIGATIONS - 99.5%		Value

	NEW YORK - 99.5%
$2,620,000	Babylon IDR for Ogden Martin, 3.46%, 1/1/19(a)		$2,620,000
1,385,000	Bleecker HDC for Terrace Apt. Project S85, 3.69%, 7/1/15(a)		1,385,000
3,575,000	Cattaraugus County IDA for YMCA, 3.72%, 9/1/28(a)		3,575,000
1,000,000	Dutchess IDA for Trinity Pawling School, 3.63%, 10/1/32(a)		1,000,000
2,305,000	Franklin County IDA Civic Facility for Trudeau Institute, 3.47%, 12/1/20(a)		2,305,000
2,150,000	Guilderland IDA for Eastern Industrial Park, Series 93-A, 3.47%, 12/1/08(a)		2,150,000
6,700,000	Jay Street Development Corp., Series A-1, 3.47%, 5/1/22(a)		6,700,000
5,200,000	Long Island Power Authority Electric System Revenue, Series 2-A, 3.47%, 5/1/33(a)		5,200,000
9,800,000	Metropolitan Transportation Authority, 3.62%, 11/1/35(a)		9,800,000
2,200,000	Monroe County for Margaret Woodbury Strong Museum, 3.65%, 4/1/35(a)		2,200,000
1,400,000	Monroe County for St. Ann’s Home Project, 3.53%, 7/1/30(a)		1,400,000
4,715,000	Nassau County, 3.44%, 11/15/22(a)		4,715,000
1,780,000	New York City Cultural Resources for Alvin Ailey Dance Foundation, 3.46%, 7/1/33(a)		1,780,000
4,000,000	New York City Cultural Resources for Asian Society, 3.60%, 4/1/30(a)		4,000,000
8,000,000	New York City DAR for Greenwich LLC, Series , 3.62% 12/1/39(a)		8,000,000
4,250,000	New York City GO, 4.25%, 6/29/07(a)		4,258,522
4,000,000	New York City GO, Series A, 3.58%, 3/13/20(a)		4,000,000
2,100,000	New York City GO, Series A4, 3.60%, 8/1/22(a)		2,100,000
2,760,000	New York City GO, Series A4, 3.60%, 8/1/23(a)		2,760,000
800,000	New York City GO, Series A4, 3.64%, 8/1/21(a)		800,000
225,000	New York City GO, Series A7, 3.62%, 8/1/20(a)		225,000
900,000	New York City GO, Series B5, 3.60%, 8/15/11(a)		900,000
730,000	New York City GO, Series B5, 3.60%, 8/15/22(a)		730,000
1,650,000	New York City GO, Series H1, 3.60%, 3/1/34(a)		1,650,000
1,000,000	New York City GO, Sub-Series A6, 3.57%, 11/1/26(a)		1,000,000
7,735,000	New York City IDA for American Society for Technion, 3.46%, 10/1/33(a)		7,735,000
3,800,000	New York City IDA for Children’s Oncology Society, 3.50%, 5/1/21(a)		3,800,000
7,800,000	New York City IDA for Liberty, 3.65%, 12/1/39(a)		7,800,000
2,800,000	New York City WFA, 3.60%, 6/15/25(a)		2,800,000
5,000,000	New York City WFA, Series G, 3.62%, 6/15/24(a)		5,000,000
2,200,000	New York City HDC, Series A, 3.47%, 11/15/19(a)		2,200,000
4,000,000	New York City MFH for Brookhaven Apartments, Series A, 3.54%, 1/1/36(a)		4,000,000
1,700,000	New York City MFH for Worth Str-A-rmkt, 3.55%, 5/15/33(a)		1,700,000
1,800,000	New York City TFA, Series C, 3.60%, 5/1/28(a)		1,800,000
4,000,000	New York City TFA, Series H3, 3.60%, 11/1/22(a)		4,000,000
1,500,000	New York State Energy Resources and Development, 3.55%, 12/1/27(a)		1,500,000
8,200,000	New York State HFA for 10 Liberty Street, 3.47%, 5/1/35(a)		8,200,000
6,500,000	New York State HFA for 270 East Burnside Avenue Apartments, 3.60%, 1/15/39(a)		6,500,000
500,000	New York State HFA for Victory Housing, Series A, 3.55%, 11/1/33(a)		500,000
10,300,000	New York State HFA, 3.50% - 3.55%, 11/1/34(a)		10,300,000
3,000,000	New York State HFA, Series B, 3.50%, 3/15/26(a)		3,000,000
2,750,000	New York State IDA for Rotterdam, 3.47%, 11/1/09(a)		2,750,000
12,430,000	New York State LGAC, Series D, 3.45% - 3.48%, 4/1/25(a)		12,430,000
5,000,000	New York State MFH for Avalon Bowery Place II-A, 3.65%, 11/1/39(a)		5,000,000
2,500,000	New York State MFH, Series C, 3.50%, 3/15/26(a)		2,500,000
6,000,000	New York State R&D Con Ed, Series C-2, 3.52%, 11/1/39(a)		6,000,000
3,165,000	Schenectady County IDA for Sunnyview Hospital & Rehab., Series A, 3.67%, 8/1/33(a)		3,165,000
4,455,000	Tompkins County IDA for Kendal Ithaca Community Care, Series B, 3.52%, 7/1/24(a)		4,455,000
1,495,000	Triborough Bridge & Tunnel Authority, Series B3, 3.63%, 1/1/32(a)		1,495,000
7,100,000	Triborough Bridge & Tunnel Authority, Series F, 3.66%, 11/1/32(a)		7,100,000
7,120,000	Westchester IDA for Catherine Field Home, 3.60%, 1/1/31(a)		7,120,000
			198,103,522

	Total Investments (Cost* $198,106,008)	99.5%	198,103,522
	Other Assets less Liabilities	0.5	1,032,940
	Net Assets	100.0%	$199,136,462

Security Type Abbreviations

DAR -	Development Authority Revenue Bonds
GO -	General Obligation Bonds
HDC -	Housing Development Corporation Bonds
HFA -	Housing Finance Authority Revenue Bonds
IDA -	Industrial Development Authority Revenue Bonds
IDR -	Industrial Development Agency Revenue Bonds
LGAC -	Local Government Assistance Corp.
MFH -	Multifamily Housing Revenue Bonds
TFA -	Transitional Finance Authority
WFA -	Water Finance Authority

(a)

Variable rate securities.  The interest rates shown are as reported on February 28, 2007, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.

Item 2.                                   Controls and Procedures

(a)                  It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of it’s series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)                 The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.                                   Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Reserve New York Tax-Exempt Trust

By (Signature and Title)*
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

Date        April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

By (Signature and Title)*
Patrick J. Farrell
Chief Financial Officer

Date        April 27, 2007

*  Print the name and title of each signing officer under his or her signature.